Deposits (Tables)	9 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Schedule of information about deposits [Table Text Block]
Description	December 31, 2024	March 31, 2024
ANDE*	$3,210	$-
Atnorth	281	292
Bodens Energi	249	258
Equipment deposits	57,111	26,307
Vattenfall AB	1,146	1,191
Deposits excluding provision	$61,997	$28,048

Equipment deposit provision, opening	(12,131)	(27,331)
Reclassed amounts	-	15,200
Provision on equipment deposits	$(12,131)	$(12,131)
Total	$49,866	$15,917